Federal Home Loan Bank Advances and Other Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Schedule of Contractual Maturities of Debt	The contractual maturities of this debt as of December 31, 2022 are as follows (in thousands):

Due in 2023	$243,100
Due in 2024	100,000
$343,100